Significant Components of Current and Long-Term Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Capitalized inventory costs and inventory reserves		$ 1,794	$ 3,262
Self-insurance reserves		519	759
Allowance for doubtful accounts		1,053	992
Other current deferred tax assets		1,921	1,588
Total current deferred tax assets	[1]	5,287	6,601
Share-based compensation		23,603	20,108
Other long-term deferred tax assets		352	746
Net operating loss carryforwards		207	221
Total long-term deferred tax assets		24,162	21,075
Valuation allowance		0	0
Total long-term deferred tax assets	[2]	24,162	21,075
Other current deferred tax liabilities		(686)	(536)
Total current deferred tax liabilities	[1]	(686)	(536)
Deductible goodwill		(83,868)	(80,404)
Depreciation		(3,774)	(2,992)
Other long-term deferred tax liabilities		(1,533)	(1,320)
Total long-term deferred tax liabilities	[2]	(89,175)	(84,716)
Net deferred tax liabilities		$ (60,412)	$ (57,576)

[1]	Current deferred tax assets and liabilities have been included in the consolidated balance sheets in other current assets.
[2]	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.